Share Capital (Narrative) (Details)							1 Months Ended					12 Months Ended
	May 03, 2024 CAD ($) $ / shares shares	May 03, 2024 USD ($) shares	Apr. 01, 2024 CAD ($) Shares $ / shares	Feb. 10, 2023 CAD ($) Shares $ / shares	Feb. 09, 2023 CAD ($) $ / shares shares	Jan. 06, 2023 CAD ($) Shares	Feb. 21, 2024 CAD ($) $ / shares shares	Dec. 18, 2023 Shares $ / shares	Nov. 15, 2023 Shares $ / shares	May 19, 2023 Shares $ / shares	Nov. 15, 2022 CAD ($) $ / shares shares	Apr. 30, 2024 CAD ($) Shares shares	Apr. 30, 2024 CAD ($) Shares shares	Apr. 30, 2024 CAD ($) Shares $ / shares shares	Apr. 30, 2024 CAD ($) Shares shares	Apr. 30, 2024 CAD ($) shares Shares	Apr. 30, 2024 CAD ($) Shares shares	Apr. 30, 2024 CAD ($) Shares Year shares	Apr. 30, 2023 CAD ($) Shares Year $ / shares shares	Apr. 30, 2024 USD ($) Shares shares	Apr. 30, 2022 Shares
Disclosure of classes of share capital [line items]
Number of common shares outstanding | shares												232,642,035	232,642,035	232,642,035	232,642,035	232,642,035	232,642,035	232,642,035	207,938,329	232,642,035
Proceeds from warrants exercised													$ 1,042,597						$ 386,221
Number of options exercised | Shares																	782,250		775,347
Exercise price of options exercised | $ / shares														$ 1.38					$ 0.41
Proceeds from exercise of options													1,083,250						$ 318,000
Increase (decrease) in number of shares outstanding | shares					27,286,050		20,000,000
Price per share | $ / shares					$ 1.65		$ 1.5
Proceeds from issuing shares					$ 45,021,982		$ 30,000,000						31,600,558						73,972,689
Percentage of additional share sold							15.00%
Gross proceeds from bought deal prospectus							$ 34,500,000
Cash commission paid on private placement					$ 2,701,319
Percentage of cash commission					6.00%		6.00%
Number of units issued | shares											23,805,000
Units issued, price per unit | $ / shares											$ 1.45
Proceeds from issuing units											$ 34,517,250
Cash finders fees											6.00%
Finders warrants fees											6.00%
Share issue related cost					$ 3,023,679		$ 2,228,139				$ 2,542,864		2,899,442						$ 5,566,543
Number of options granted | Shares																	4,500,000		2,720,000
Number of options cancelled | Shares																	841,000		658,153
Stock based compensation													5,059,733
Term of options | Year																			5
Value of shares to be issued																				$ 650,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of instruments exercised | Shares																	714,670		196,130
Exercise price of instruments exercised | $ / shares														1.46					$ 1.97
Proceeds from warrants exercised													$ 1,042,597						$ 386,221
Exercise price of other equity instruments | $ / shares					$ 1.65						$ 2			$ 1.5					$ 1.91
Exercise price of broker warrants | $ / shares							$ 1.5				$ 1.45
Fair value of compensation warrants issued							$ 742,418
Fair value of broker warrants											$ 1,138,453
Weighted average share price on date of warrant exercise | $ / shares																			$ 2.1
Number of other equity instruments outstanding | Shares												15,437,163	15,437,163	15,437,163	15,437,163	15,437,163	15,437,163	15,437,163	14,771,833	15,437,163	32,424,902
Number of warrants issued | shares																			11,902,500
Number of broker warrants issued | shares																			1,428,300
Number of warrants issued in relation to bought deal financing | shares																1,380,000			13,330,800
Number of compensation warrants issued | shares					1,637,163
Number of warrants expired																32,424,902	0		32,424,902
Weighted average remaining contractual life for outstanding warrants												8 months 8 days							1 year 6 months 25 days
Fair value of warrants recorded against reserves													$ 742,418						$ 2,546,766
Number of other equity instruments granted | Shares																	1,380,000		14,967,963
Options [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Shares																	782,250		775,347
Exercise price of options exercised | $ / shares														$ 1.38					$ 1.76
Proceeds from exercise of options													1,083,250						$ 318,000
Number of compensation options issued to Agents | shares					1,637,163
Exercise price of compensation options issued | $ / shares					$ 1.65
Fair value of compensation options					$ 1,408,313
Maximum percentage of the issued and outstanding common shares at grant date															10.00%
Number of options granted | Shares								250,000	400,000	3,850,000
Exercise price of options granted | $ / shares								$ 1.53	$ 1.36	$ 1.6
Number of options cancelled | Shares																	841,000
Stock based compensation													5,059,733						3,846,411
Estimated forfeiture rate															4.00%
Reduction in share-based compensation due to estimated forfeiture													$ 210,822						$ 0
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of instruments exercised | Shares																	206,786		0
Exercise price of instruments exercised | $ / shares														1.6					$ 0
Exercise price of other equity instruments | $ / shares														$ 1.89					$ 1.6
Number of other equity instruments outstanding | Shares												1,044,073	1,044,073	1,044,073	1,044,073	1,044,073	1,044,073	1,044,073	1,133,572	1,044,073	0
Number of other equity instruments granted | Shares			318,000	1,133,572													318,000		1,133,572
Fair value of each restricted share unit | $ / shares			$ 1.89	$ 1.6
Stock based compensation			$ 601,020	$ 1,813,715									$ 777,014						$ 239,767
Number of restricted share units canceled | Shares																	200,713		0
Estimated forfeiture rate															4.00%
Reduction in share-based compensation due to estimated forfeiture													32,376						$ 0
Prismo Metals [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Shares						1,000,000
Percentage of securities released every six months						25.00%													25.00%
Value of shares issued for acquisition						$ 1,357,155						$ 1,357,155	$ 1,357,155	$ 1,357,155	$ 1,357,155	$ 1,357,155	$ 1,357,155	$ 1,357,155
Number of common shares held in escrow | shares												500,000	500,000	500,000	500,000	500,000	500,000	500,000	1,000,000	500,000
Top of range [Member]
Disclosure of classes of share capital [line items]
Term of options | Year																		5
Top of range [Member] | Options [Member]
Disclosure of classes of share capital [line items]
Term of options | Year																		10
Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	448,137	448,137
Price per share | $ / shares	$ 1.97
Value of shares issued	$ 882,830	$ 650,000